11. Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Dec. 31, 2015	Jul. 21, 2017	Mar. 03, 2017	Dec. 31, 2016	Jun. 01, 2016	Mar. 08, 2016
Lease Agreement Rent	$ 3,270
Date of Agreement	Sep. 06, 2012
Term of Lease Agreement	25 months
Term of Extension of Lease	60 months
Date of Extension of Lease	Nov. 01, 2014
Square Footage	4,606
Annual Increase in base payments	3.00%
Rent expense	$ 54,076	$ 53,320
Previous Office Space Rent	$ 850
Date of Terminiation of Previous Office	Jun. 01, 2016
Fair Value of Common Stock per share	$ 0.05
Fair Value of Common Stock			$ 104,167			$ 104,167
Gross Federal Net Operating Loss	$ 2,655,512	1,939,000
Royalties Paid to Winning Bidders	9,489
Gross Proceeds	$ 29,083
Auction Broker Fee	12.50%
Auction buy back option	50.00%
Total Auction Proceeds	$ 792,000
Net Proceeds received	346,500
Payments made to loan holders	7,041	11,128
Loans Payable net of unamortized discount	363,805			$ 375,000
Interest Expense	21,028	$ 14,446
Discount	$ 151,316
Photraphic Archive sold amount				$ 175,000	$ 200,000
Photgraphic Archive sold term	24 months
Percent of ownership sold				25.00%	20.00%
Balance of Loan	$ 197,626
Royalty Network, LLC
Percent ownership of images								50.00%
Royalties Paid to Winning Bidders	$ 11,128		$ 0
Non-Exclusive License Agreements
Royalties to pay on net sales							10.00%
Miniumum Royalties per year							$ 150,000
Minimum Sales per year							$ 1,500,000
Advance Royalties Percentage							50.00%
Adavnce Royalties First Year							$ 75,000